Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [abstract]
Schedule of Changes in Provisions

(in thousands of euros)	As of December 31, 2024	Increases	Decreases	Currency translation adjustments	As of June 30, 2025
Lump-sum retirement benefits	432	47	—	—	479
Total Non-current provisions	432	47	—	—	479

(in thousands of euros)	As of December 31, 2024	Increases	Decreases(1)	Currency translation adjustments	As of June 30, 2025
Provisions for disputes	341	7	(230)	—	118
Provisions for charges	96	42	(90)	—	49
Total current provisions	438	49	(320)	—	167
(1)See Note 17.4 Depreciation, amortization and provision expenses for the nature of these decreases